Note Payable - Former Officer (Details Narrative) (10-K) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Note payable, current				$ 24,814
Former Officer [Member] | Unsecured, Non-Interest Bearing Note [Member]
Note payable, current			$ 24,814	$ 24,814